JPMorgan U.S. Government Money Market Fund Performance Management - Digital Shares [Member] - JPMorgan U.S. Government Money Market Fund	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Past Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Capital Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years.The table shows the average annual total returns over the past one year, five years and ten years. Returns for Digital Shares would be similar to the returns shown because the Shares are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses. To obtain current yield information call 1-800-766-7722. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-766-7722.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund’s Capital Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years.The table shows the average annual total returns over the past one year, five years and ten years.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	The bar chart shows how the performance of the Fund’s Capital Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years.
Bar Chart [Heading]	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	Best Quarter4Q, 20231.32%Worst Quarter3Q and 4Q 20201Q, 2Q, 3Q and0.01%4Q 2021The Fund’s year-to-date total returnthrough3/31/26was0.88%.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.jpmorganfunds.com
Performance Availability Phone [Text]	1-800-766-7722
Capital
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date total return
Bar Chart, Year to Date Return	0.88%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Dec. 31, 2021